Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 1	$ 15,607,305
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 2	11,611,432
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 3	2,717,420
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 4	7,779,315
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 5	4,677,891
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 6	4,489,623
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 7	329,037
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 8	318,988
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 9	23,331,653
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 10	24,199,358
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 11	(9,023,714)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 12	(9,782,382)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 13	14,307,939
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 14	$ 14,416,976